RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Nov. 30, 2020
Disclosure of transactions between related parties [abstract]
Schedule of key management personnel compensation

The following is a summary of key management personnel compensation:

	Year ended November 30,
	2020	2019	2018
	$	$	$
Management and directors salaries and fees	625,000	577,500	407,525
Management and directors salaries and fees in discontinued operations	19,000	26,000	-
Share-based compensation	1,578,456	890,418	-
Interest expense	-	5,174	18,537

	2,222,456	1,499,092	426,062